SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schdule Of Accounts Receivable [Table Text Block]
Trade:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Open accounts	$1,177	$2,071
Less - allowance for doubtful accounts *	(327)	(308)
	$850	$1,763

*	The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Balance at beginning of year	$308	$435	$664
Increase (decrease) during the year	66	(15)	(201)
Bad debt written off	(47)	(112)	(28)
Balance at end of year	$327	$308	$435

Schedule Of Changes In Allowance For Doubtful Accounts Receivable [Table Text Block]
The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Balance at beginning of year	$308	$435	$664
Increase (decrease) during the year	66	(15)	(201)
Bad debt written off	(47)	(112)	(28)
Balance at end of year	$327	$308	$435

Schedule Of Non Trade Receivables [Table Text Block]
Other:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Government of Israel	$92	$162
Employees	20	39
Sundry	47	70
	$159	$271

Schedule Of Other Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accruals - other:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Payroll and related expenses	$384	$594
Government institutions	416	236
Accrued vacation pay	93	77
Accrued expenses and sundry	258	307
	$1,151	$1,214